JPMorgan Mid Cap Value Fund Expense Example - R2 R3 R4 R5 R6 Shares [Member] - JPMorgan Mid Cap Value Fund	Jun. 30, 2025 USD ($)
Class R2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 137
Expense Example, with Redemption, 3 Years	455
Expense Example, with Redemption, 5 Years	796
Expense Example, with Redemption, 10 Years	1,757
Class R3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	112
Expense Example, with Redemption, 3 Years	371
Expense Example, with Redemption, 5 Years	650
Expense Example, with Redemption, 10 Years	1,446
Class R4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	293
Expense Example, with Redemption, 5 Years	516
Expense Example, with Redemption, 10 Years	1,157
Class R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	245
Expense Example, with Redemption, 5 Years	434
Expense Example, with Redemption, 10 Years	980
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	61
Expense Example, with Redemption, 3 Years	214
Expense Example, with Redemption, 5 Years	380
Expense Example, with Redemption, 10 Years	$ 861